Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes
Schedule of loss before provision for income taxes by geographic locations
	2016	2015	2014
United States	$(102,483)	$(75,336)	$(15,007)
Foreign	(118,149)	(109,071)	12,851

	$(220,632)	$(184,407)	$(2,156)

Schedule of provision for income taxes

	2016	2015	2014
Current:
Federal	$—	$—	$—
State	7	2	—
Foreign	674	671	3,040

Total current	681	673	3,040
Deferred:
Federal	$—	—	—
State	—	—	—
Foreign	(345)	—	—

Total deferred	(345)	—
Total provision for income taxes	$336	$673	$3,040

Schedule of reconciliation between the actual income tax expense and income tax computed by applying the statutory U.S. Federal income tax rate of 35% to pre-tax (loss) income before provision for income taxes

	2016	2015	2014
Provision for income taxes at U.S. Federal statutory rate	$(77,222)	$(64,542)	$(755)
State taxes, net of federal benefit	(3,472)	(1,436)	13
Foreign taxes at different rate	34,457	26,552	(1,444)
Non-deductible expenses	(72)	67	(2)
Non-taxable income	—	(288)	—
Valuation allowance	24,218	26,344	6,263
Other	(1,063)	807	2
Prior year deconsolidation	—	—	(1,237)
Impairments and intangible amortization	22,826	194	200
Stock Based Compensation	664	12,975	—

	$336	$673	$3,040

Schedule of significant components of deferred tax assets and liabilities

	2016	2015
Deferred income tax assets:
Net operating loss carry forwards	$63,776	$48,215
Temporary differences due to accrued warranty costs	916	666
Temporary differences due to bonus and vacation accrual	—	22
Employment turnover	—	283
Investment in subsidiaries	6,662	3,103
Credits	16	16
Allowance for bad debts	396	335
Fair value adjustment arising from subsidiaries acquisition	657	3,377
Stock compensation	1,021	953
Unrealized gain/(loss) on derivatives	7,733	6,048
Unrealized investment gain/(loss)	6,663	1,031
CFC trade payable	2,153	1,952
Other temporary differences	575	172

	90,568	66,173

Valuation allowance	(89,543)	(65,325)

Total deferred income tax assets	1,025	848

Deferred income tax liabilities:
Fair value adjustment arising from subsidiaries acquisition	3,863	4,031
Other	168	168

Total deferred income tax liabilities	4,031	4,199

Net deferred tax liabilities	$3,006	$3,351